FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                          Supplement dated May 22, 1998
                       to Prospectus dated April 30, 1998


1. The name of  Multi-State  Insured on the back cover  should  read as follows:
First Investors Multi-State Insured Tax Free Fund.

2. Item No. (7) under "How to Buy Shares-Waivers of Class A Sales Charges" on page 30 should read as follows:

(7) any purchase made during the period November 15, 1998 to February 28, 1999 with the proceeds from a redemption made after November 14, 1998 from the 3rd Fund of First Investors U.S. Government Plus Fund;

3. The following sentence replaces the last two sentences of the last paragraph under "Dividends and Other Distributions" on page 40:

Any subsequent dividend or other distribution will be reinvested in additional shares of the distributing class at net asset value until the Fund receives new instructions.

FIMSE598


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                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                          Supplement dated May 22, 1998
                       to Prospectus dated April 30, 1998


1. Item No. (7) under "How to Buy Shares-Waivers of Class A Sales Charges" on page 27 should read as follows:

(7) any purchase made during the period November 15, 1998 to February 28, 1999 with the proceeds from a redemption made after November 14, 1998 from the 3rd Fund of First Investors U.S. Government Plus Fund;

2. The following sentence replaces the last two sentences of the last paragraph under "Dividends and Other Distributions" on page 36:

Any subsequent dividend or other distribution will be reinvested in additional shares of the distributing class at net asset value until the Fund receives new instructions.


FIMSW598